Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Stock by Class
ASML’s authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Number of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	1
Ordinary shares	700,000,000	€0.09 per share	1
The issued and fully paid up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2020	2021	2022
Issued ordinary shares with nominal value of €0.09	416,514,034	402,601,613	394,589,411
Issued ordinary treasury shares with nominal value of €0.09	2,983,454	3,873,663	8,548,631
Total issued ordinary shares with nominal value of €0.09	419,497,488	406,475,276	403,138,042

Accelerated Share Repurchases
The following table provides a summary of shares repurchased by ASML in 2022:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 3 - 31, 2022	1,107,187	630.21	1,107,187	3,741.9
February 1 - 28, 2022	1,150,011	572.80	2,257,198	3,083.2
March 1 - 31, 2022	1,241,647	575.99	3,498,845	2,368.0
April 1 - 30, 2022	808,095	573.12	4,306,940	1,904.9
May 1 - 31, 2022	675,117	522.70	4,982,057	1,552.0
June 1 - 30, 2022	717,092	488.27	5,699,149	1,201.9
July 1 - 31, 2022	666,112	467.26	6,365,261	890.6
August 1 - 31, 2022	673,412	541.36	7,038,673	526.1
September 1 - 30, 2022	907,391	466.94	7,946,064	102.4
October 1 - 31, 2022	237,399	431.23	8,183,463	—
November 1 - 30, 2022	152,323	568.91	8,335,786	11,913.3
December 1 - 23, 2022	203,001	558.33	8,538,787	11,800.0
Total	8,538,787	543.37